PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2013
Property And Equipment Tables [Abstract]
Property and equipment
	Estimated Useful Life (Years)	March 31, 2013	March 31, 2012

Property and equipment	5	$7,925	$3,036

Less accumulated depreciation		(1,234)	(-)

		$6,691	$3,036